Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000247126 | Simplify MBS ETFFR_82889N5250
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000247126 | Vanguard Emerging Markets Government Bond ETFFR_9219468850
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000247126 | State Street SPDR Portfolio High Yield Bond ETFFR_78468R6060
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000247126 | Janus Henderson AAA CLO ETFFR_47103U8450
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000247126 | Franklin Senior Loan ETFFR_35473P5950
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247126 | Schwab 1-5 Year Corporate Bond ETFFR_8085247140
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247126 | iShares 5-10 Year Investment Grade Corporate Bond ETFFR_4642886380
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247126 | Direxion Nasdaq-100® Equal Weighted Index SharesFR_AEII5676388.5003/20/20262902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247126 | Alphabet, Inc.FR_AEIJ12095340.00012/18/20262902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247126 | Apple, Inc.FR_AEII99664245.0009/18/20262902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247126 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000247126 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240501 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240501 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240501 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240501 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000240501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000240501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261610 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261610 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000261610 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000261610 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256936 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000256936 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000256936 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000256937 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256937 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000256937 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000256938 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256938 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000256938 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000256935 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	140.60%
C000256935 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256935 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(42.90%)
C000256942 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000256942 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000256942 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000256943 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256943 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000256943 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000256944 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256944 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000256944 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000256941 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	148.50%
C000256941 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256941 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(51.00%)
C000256995 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	157.70%
C000256995 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256995 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(60.20%)
C000256996 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000256996 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000256996 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000256997 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256997 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000256997 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000256998 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256998 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000256998 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000250959 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000250959 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250959 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000250961 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000250961 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250961 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000246662 | Bexil Investment TrustFR_25538A2040
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246662 | Eaton Vance Tax Managed Global Buy Write Opportunities FundFR_27829C1050
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246662 | Virtus Equity & Convertible Income FundFR_92841M1010
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246662 | Liberty All Star Growth Fund, Inc.FR_5299001020
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246662 | Eaton Vance Risk-Managed Diversified Equity Income FundFR_27829G1060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246662 | abrdn Total Dynamic Dividend FundFR_00326L1000
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246662 | Eaton Vance Enhanced Equity Income Fund IIFR_2782771080
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | Neuberger Real Estate Securities Income Fund, Inc.FR_64190A1030
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246662 | Templeton Emerging Markets FundFR_8801911010
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246662 | Eaton Vance Senior Floating-Rate TrustFR_27828Q1050
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246662 | SectorCovered Call
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000246662 | SectorEquity-Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246662 | SectorU.S. Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246662 | SectorWorld Stock
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246662 | SectorU.S. Stock
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246662 | SectorGlobal Allocation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000246662 | SectorMaster Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246662 | SectorSenior Loan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246662 | SectorWorld Bond
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246662 | SectorPreferred
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246662 | SectorHigh Yield Bond
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246662 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246662 | SectorMunicipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | SectorU.S. Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243953 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243953 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243953 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243953 | Lumentum Holdings, Inc.FR_55024UAH2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243953 | Albemarle Corp.FR_012653200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243953 | Lumentum Holdings, Inc.FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243953 | Lumentum Holdings, Inc.FR_55024UAF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243953 | KKR & Co., Inc.FR_48251W500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243953 | MP Materials Corp.FR_553368AC5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243953 | Ford Motor Co.FR_345370CZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000243953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000243953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243953 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - OctoberFR_12811T5890
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - JulyFR_12811T6210
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - AprilFR_12811T6540
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - JanuaryFR_12811T7200
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - OctoberFR_12811T5970
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - AprilFR_12811T6620
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - JulyFR_12811T6390
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - JanuaryFR_12811T7120
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - OctoberFR_12811T6130
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - JulyFR_12811T6470
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - AprilFR_12811T6700
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - JanuaryFR_12811T6880
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - FebruaryFR_12811T779
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - MarchFR_12811T761
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JulyFR_12811T803
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - AprilFR_12811T753
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - AugustFR_12811T704
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JuneFR_12811T746
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - OctoberFR_12811T829
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JanuaryFR_12811T787
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - DecemberFR_12811T795
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - MayFR_12811T605
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249273 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	114.10%
C000249273 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249273 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000249271 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000249271 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249271 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000249274 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.10%
C000249274 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249274 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000249272 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	113.20%
C000249272 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249272 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000250960 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	113.50%
C000250960 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250960 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000250958 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	120.20%
C000250958 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250958 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000249279 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000249279 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249279 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000252650 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000252650 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000252650 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000252652 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000252652 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000252652 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000252655 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000252655 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252655 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000252656 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000252656 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000252656 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000249280 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000249280 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249280 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000249282 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000249282 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249282 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000249281 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	117.70%
C000249281 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249281 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000252649 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	115.90%
C000252649 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000252649 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000252651 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000252651 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000252651 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000252653 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	111.00%
C000252653 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252653 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000252654 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	109.20%
C000252654 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000252654 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
C000265508 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265508 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000265508 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000265508 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.40%